Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Bond-Debenture Fund

For the period ended September 30, 2023

Schedule of Investments (unaudited)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 110.02%

ASSET-BACKED SECURITIES 4.74%

Automobiles 1.65%
CarMax Auto Owner Trust Series 2023-1 Class A4	4.65%	1/16/2029	$16,045,000	$15,630,797
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%	1/16/2029	14,130,000	13,718,085
Carvana Auto Receivables Trust Series NP1 2020-N1A Class E†	5.20%	7/15/2027	5,750,000	5,556,844
Credit Acceptance Auto Loan Trust Series 2023-3A Class A†	6.39%	8/15/2033	18,635,000	18,599,021
Exeter Automobile Receivables Trust Series 2022-3A Class B	4.86%	12/15/2026	18,950,000	18,817,367
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%	1/18/2028	8,575,000	8,378,850
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%	5/15/2029	9,487,000	9,255,553
Ford Credit Auto Lease Trust Series 2023-A Class B	5.29%	6/15/2026	22,610,000	22,246,976
Ford Credit Auto Lease Trust Series 2023-A Class C	5.54%	12/15/2026	26,790,000	26,186,017
Santander Drive Auto Receivables Trust Series 2022-3 Class B	4.13%	8/16/2027	23,172,000	22,636,637
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%	11/15/2029	26,245,000	25,615,404
Santander Drive Auto Receivables Trust Series 2023-1 Class B	4.98%	2/15/2028	27,480,000	27,017,190
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%	5/15/2030	33,530,000	32,756,299
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%	11/15/2030	37,765,000	37,273,205
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%	9/15/2027	58,047,000	55,636,163
Total				339,324,408

Credit Card 0.23%
First National Master Note Trust Series 2023-1 Class A	5.13%	4/15/2029	23,633,000	23,187,312
Genesis Sales Finance Master Trust Series 2021-AA Class A†	1.20%	12/21/2026	24,892,000	23,645,389
Total				46,832,701

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 2.81%
Affirm Asset Securitization Trust Series 2023-A Class 1A†	6.61%		1/18/2028	$59,055,000	$58,787,404
Affirm Asset Securitization Trust Series 2023-B Class A†	6.82%		9/15/2028	32,960,000	33,026,513
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL2 Class A†	7.182% (1 mo. USD Term SOFR + 1.85%)	#	5/15/2037	28,620,000	28,406,065
Avant Loans Funding Trust Series 2021-REV1 Class A†	1.21%		7/15/2030	16,243,598	16,038,577
Ballyrock CLO Ltd. Series 2019-1A Class A1R†	6.60% (3 mo. USD Term SOFR + 1.29%)	#	7/15/2032	9,300,000	9,263,509
Ballyrock CLO Ltd. Series 2022-20A Class BR†(a)	–	(b)	7/15/2034	9,050,000	9,050,000
Carlyle U.S. CLO Ltd. Series 2023-4A Class C†(a)	–	(b)	10/25/2036	9,510,000	9,510,000
Dryden 113 CLO Ltd. Series 2022-113A Class CR†(a)	–	(b)	10/20/2035	10,710,000	10,710,000
Elmwood CLO Ltd. Series 2023-2A Class A†	6.857% (3 mo. USD Term SOFR + 1.80%)	#	4/16/2036	40,000,000	40,085,260
Elmwood CLO VII Ltd. Series 2020-4A Class CR†(a)	–	(b)	1/17/2034	9,120,000	9,120,000
Flatiron CLO 18 Ltd. Series 2018-1A Class A†	6.52% (3 mo. USD Term SOFR + 1.21%)	#	4/17/2031	20,953,759	20,863,906
Gracie Point International Funding Series 2023-1A Class A†	7.185% (90 day USD SOFR Average + 1.95%)	#	9/1/2026	38,420,000	38,506,968
Halcyon Loan Advisors Funding Ltd. Series 2017-2A Class A2†	7.27% (3 mo. USD Term SOFR + 1.96%)	#	1/17/2030	9,070,145	9,059,930
Hardee’s Funding LLC Series 2018-1A Class A2II†	4.959%		6/20/2048	18,172,583	17,181,120
Madison Park Funding XIII Ltd. Series 2014-13A Class AR2†	6.532% (3 mo. USD Term SOFR + 1.21%)	#	4/19/2030	12,640,519	12,620,925
Magnetite XXXIX Ltd. Series 2023-39A Class C†(a)	–	(b)	10/25/2033	18,320,000	18,320,000
MF1 LLC Series 2022-FL9 Class A†	7.477% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	53,135,000	52,984,894
OCP CLO Ltd. Series 2016-12A Class AR2†	6.58% (3 mo. USD Term SOFR + 1.27%)	#	4/18/2033	20,000,000	19,864,478

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†(a)	–	(b)	10/20/2036	$25,450,000	$25,513,625	(c)
OneMain Financial Issuance Trust Series 2020-2A Class A†	1.75%		9/14/2035	25,790,000	23,171,433
Palmer Square CLO Ltd. Series 2023-4A Class C†(a)	–	(b)	10/20/2033	15,940,000	15,940,000
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	38,369,835	34,352,632
Sixth Street CLO XXIII Ltd. Series 2023-23A Class C†(a)	–	(b)	10/23/2036	9,510,000	9,510,000
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	26,704,414	21,161,320
Valley Stream Park CLO Ltd. Series 2022-1A Class CR†(a)	–	(b)	10/20/2034	7,725,000	7,725,000
Voya CLO Ltd. Series 2014-1 Class AAR2†	6.562% (3 mo. USD Term SOFR + 1.25%)	#	4/18/2031	27,323,502	27,297,404
Total					578,070,963

Rec Vehicle Loan 0.05%
Octane Receivables Trust Series 2022-2A Class A†	5.11%		2/22/2028	10,226,742	10,131,335
Total Asset-Backed Securities (cost $992,103,706)					974,359,407

				Shares

COMMON STOCKS 7.80%

Aerospace & Defense 0.20%
Textron, Inc.				266,223	20,802,665
TransDigm Group, Inc.*				24,104	20,322,806
Total					41,125,471

Air Freight & Logistics 0.14%
GXO Logistics, Inc.*				497,064	29,152,804

Automobile Components 0.04%
Chassix Holdings, Inc.				1,771,844	7,641,079

Automobiles 0.10%
Ferrari NV (Italy)(d)				69,490	20,537,075

Banks 0.20%
First Citizens BancShares, Inc. Class A				30,331	41,859,813

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Share	Fair Value
Biotechnology 0.15%
Argenx SE ADR*	61,326	$30,149,701

Broadline Retail 0.47%
Amazon.com, Inc.*	507,874	64,560,943
PDD Holdings, Inc. ADR*	323,640	31,739,375
Total		96,300,318

Building Products 0.10%
Trex Co., Inc.*	336,974	20,767,708

Capital Markets 0.27%
Ares Management Corp. Class A	321,027	33,024,047
Cboe Global Markets, Inc.	139,656	21,815,664
Total		54,839,711

Commercial Services & Supplies 0.11%
Tetra Tech, Inc.	149,277	22,694,582

Communications Equipment 0.19%
Arista Networks, Inc.*	217,747	40,050,206

Consumer Staples Distribution & Retail 0.10%
Casey’s General Stores, Inc.	76,416	20,748,472

Electric: Utilities 0.23%
Constellation Energy Corp.	188,200	20,528,856
Talen Energy Corp.*	198,593	10,505,569
Talen Energy Supply LLC*	322,592	17,065,117
Total		48,099,542

Electrical Equipment 0.26%
Eaton Corp. PLC	138,124	29,459,087
Hubbell, Inc.	74,331	23,296,078
Total		52,755,165

Electric-Generation 0.00%
Frontera Generation Holdings LLC	125,994	9,135

Entertainment 0.21%
Netflix, Inc.*	57,711	21,791,674
Take-Two Interactive Software, Inc.*	152,949	21,472,510
Total		43,264,184

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Share	Fair Value
Financial Services 0.10%
FleetCor Technologies, Inc.*	81,159	$20,723,139

Ground Transportation 0.16%
Old Dominion Freight Line, Inc.	80,260	32,837,576

Health Care Equipment & Supplies 0.10%
STERIS PLC	92,994	20,404,743

Health Care Providers & Services 0.10%
Molina Healthcare, Inc.*	62,573	20,517,061

Household Products 0.10%
Church & Dwight Co., Inc.	219,446	20,107,837

Insurance 0.20%
Arch Capital Group Ltd.*	259,965	20,721,810
Arthur J Gallagher & Co.	89,852	20,479,967
Total		41,201,777

Life Sciences Tools & Services 0.12%
Medpace Holdings, Inc.*	98,573	23,867,480

Machinery 0.35%
PACCAR, Inc.	372,786	31,694,266
Parker-Hannifin Corp.	53,570	20,866,586
Pentair PLC (United Kingdom)(d)	306,733	19,860,962
Total		72,421,814

Media 0.11%
Trade Desk, Inc. Class A*	281,339	21,986,643

Miscellaneous Financials 0.04%
Utex Industries	113,840	7,228,840

Oil, Gas & Consumable Fuels 0.96%
Cameco Corp. (Canada)(d)	1,108,671	43,947,719
Chesapeake Energy Corp.	367,690	31,705,909
Hess Corp.	200,012	30,601,836
MEG Energy Corp.*(e)	2,360,137	45,925,581
Range Resources Corp.	1,377,527	44,645,650
Total		196,826,695

Personal Care Products 0.06%
Gibson Brands Private Equity	106,902	12,560,985

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Share	Fair Value
Professional Services 0.10%
Booz Allen Hamilton Holding Corp.	190,524	$20,818,557

Semiconductors & Semiconductor Equipment 0.63%
Lam Research Corp.	75,204	47,135,611
Lattice Semiconductor Corp.*	590,212	50,716,917
Universal Display Corp.	208,753	32,772,134
Total		130,624,662

Software 1.12%
Adobe, Inc.*	59,243	30,208,006
Atlassian Corp. Class A (Australia)*(d)	99,065	19,962,588
Fair Isaac Corp.*	41,573	36,107,398
HubSpot, Inc.*	89,979	44,314,657
Microsoft Corp.	62,265	19,660,174
Synopsys, Inc.*	112,885	51,810,828
Workday, Inc. Class A*	135,287	29,066,412
Total		231,130,063

Specialty Retail 0.25%
Claire’s Holdings LLC	15,164	5,370,713
Murphy USA, Inc.	135,875	46,432,564
Total		51,803,277

Textiles, Apparel & Luxury Goods 0.41%
Cie Financiere Richemont SA Class A(e)	158,920	19,353,790
Hermes International SCA(e)	11,575	21,099,224
Moncler SpA(e)	367,185	21,280,199
Ralph Lauren Corp.	202,262	23,480,596
Total		85,213,809

Trading Companies & Distributors 0.11%
Watsco, Inc.	58,007	21,910,404

Transportation Infrastructure 0.01%
ACBL Holdings Corp.	44,897	2,020,365	(c)
Total Common Stocks (cost $1,590,554,644)		1,604,200,693

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 72.34%

Aerospace/Defense 1.92%
Boeing Co.	5.15%	5/1/2030	$21,720,000	$20,760,191
Boeing Co.	5.805%	5/1/2050	42,883,000	38,867,872
Bombardier, Inc. (Canada)†(d)	6.00%	2/15/2028	20,954,000	19,030,760
Bombardier, Inc. (Canada)†(d)	7.125%	6/15/2026	31,090,000	30,151,533
Bombardier, Inc. (Canada)†(d)	7.50%	2/1/2029	34,016,000	32,323,925
HEICO Corp.	5.35%	8/1/2033	13,525,000	12,819,386
Rolls-Royce PLC (United Kingdom)†(d)	3.625%	10/14/2025	16,773,000	15,766,620
RTX Corp.	5.15%	2/27/2033	21,028,000	19,923,024
Spirit AeroSystems, Inc.	4.60%	6/15/2028	15,375,000	12,000,975
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	19,860,000	20,235,056
TransDigm, Inc.	4.625%	1/15/2029	58,913,000	51,519,124
TransDigm, Inc.	5.50%	11/15/2027	89,332,000	83,734,881
Triumph Group, Inc.†	9.00%	3/15/2028	37,365,000	36,993,450
Total				394,126,797

Agriculture 0.66%
BAT Capital Corp.	7.75%	10/19/2032	20,427,000	21,597,937
Imperial Brands Finance PLC (United Kingdom)†(d)	6.125%	7/27/2027	31,330,000	31,259,804
JT International Financial Services BV (Netherlands)†(d)	6.875%	10/24/2032	12,475,000	13,219,327
Viterra Finance BV (Netherlands)†(d)	2.00%	4/21/2026	24,125,000	21,750,591
Viterra Finance BV (Netherlands)†(d)	3.20%	4/21/2031	27,334,000	22,030,110
Viterra Finance BV (Netherlands)†(d)	5.25%	4/21/2032	27,102,000	25,004,200
Total				134,861,969

Airlines 2.23%
Air Canada (Canada)†(d)	3.875%	8/15/2026	30,341,000	27,565,651
Alaska Airlines Pass-Through Trust†	4.80%	2/15/2029	26,608,615	25,555,577
American Airlines Pass-Through Trust	3.00%	4/15/2030	12,251,421	10,984,504
American Airlines, Inc.†	7.25%	2/15/2028	16,554,000	15,843,777
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	122,306,103	113,851,719
Azul Secured Finance LLP†	11.93%	8/28/2028	24,643,000	24,436,940
British Airways Pass-Through Trust (United Kingdom)†(d)	3.30%	6/15/2034	13,206,994	11,398,737
British Airways Pass-Through Trust (United Kingdom)†(d)	4.25%	5/15/2034	9,891,200	8,890,162
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	34,083,000	32,403,123

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Airlines (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%		1/20/2026	$48,588,300	$43,785,196
JetBlue Pass-Through Trust	2.95%		11/15/2029	11,239,820	9,656,126
JetBlue Pass-Through Trust	8.00%		11/15/2027	6,896,093	6,982,233
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%		6/20/2027	19,483,202	19,323,372
United Airlines Pass-Through Trust	5.80%		7/15/2037	24,046,000	23,465,712
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029	38,446,248	38,163,276
United Airlines, Inc.†	4.625%		4/15/2029	24,271,000	20,887,030
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	9.50%		6/1/2028	28,391,000	24,964,249
Total					458,157,384

Auto Manufacturers 1.43%
Allison Transmission, Inc.†	3.75%		1/30/2031	50,973,000	41,257,852
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	10.50%		11/30/2025	22,950,000	23,260,640
Ford Motor Co.	3.25%		2/12/2032	79,613,000	61,432,846
Ford Motor Co.	6.10%		8/19/2032	42,297,000	39,883,648
Ford Motor Credit Co. LLC	2.90%		2/10/2029	32,447,000	26,665,470
Ford Motor Credit Co. LLC	4.00%		11/13/2030	59,240,000	49,532,655
Ford Motor Credit Co. LLC	7.20%		6/10/2030	10,143,000	10,206,140
Ford Motor Credit Co. LLC	7.35%		11/4/2027	21,231,000	21,701,609
Jaguar Land Rover Automotive PLC (United Kingdom)†(d)	5.875%		1/15/2028	23,500,000	21,157,981
Total					295,098,841

Auto Parts & Equipment 0.38%
Adient Global Holdings Ltd.†	7.00%		4/15/2028	15,501,000	15,392,073
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028	27,799,000	27,169,770
ZF North America Capital, Inc.†	6.875%		4/14/2028	21,422,000	20,980,702
ZF North America Capital, Inc.†	7.125%		4/14/2030	15,278,000	14,988,803
Total					78,531,348

Banks 4.02%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	34,400,000	25,346,182
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(d)(f)	5.50% (5 yr. CMT + 4.55%)		10/26/2031	51,057,000	1	(g)

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Australia & New Zealand Banking Group Ltd. (Australia)†(d)	6.742%		12/8/2032	$49,324,000	$49,380,252
Bank Leumi Le-Israel BM (Israel)(d)	7.129% (5 yr. CMT + 3.47%)	#	7/18/2033	21,548,000	21,198,104
Bank of Ireland Group PLC (Ireland)†(d)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	22,014,000	19,314,771
Bank of Ireland Group PLC (Ireland)†(d)	6.253% (1 yr. CMT + 2.65%)	#	9/16/2026	28,190,000	28,036,168
Bank OZK	2.75% (3 mo. USD Term SOFR + 2.09%)	#	10/1/2031	39,957,000	30,861,264
BankUnited, Inc.	4.875%		11/17/2025	24,108,000	22,588,889
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%)	#	6/29/2038	22,233,000	21,929,720
CaixaBank SA (Spain)†(d)	6.208% (SOFR + 2.70%)	#	1/18/2029	54,842,000	53,694,473
Danske Bank AS (Denmark)†(d)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	22,215,000	20,700,896
Danske Bank AS (Denmark)†(d)	6.466% (1 yr. CMT + 2.10%)	#	1/9/2026	28,192,000	28,151,259
Deutsche Bank AG	6.72% (SOFR + 3.18%)	#	1/18/2029	42,171,000	41,943,002
Deutsche Bank AG	7.079% (SOFR + 3.65%)	#	2/10/2034	54,127,000	48,958,175
Fifth Third Bancorp	6.339% (SOFR + 2.34%)	#	7/27/2029	16,837,000	16,641,683
First Republic Bank	4.375%		8/1/2046	20,817,000	78,064
First Republic Bank	4.625%		2/13/2047	15,410,000	57,781
First-Citizens Bank & Trust Co.	6.125%		3/9/2028	50,320,000	50,007,347
Home BancShares, Inc.	3.125% (3 mo. USD Term SOFR + 1.82%)	#	1/30/2032	22,552,000	18,733,566
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	14,604,000	13,436,150
Lloyds Banking Group plc (United Kingdom)(d)	5.871% (1 yr. CMT + 1.70%)	#	3/6/2029	20,198,000	19,762,208
Lloyds Banking Group PLC (United Kingdom)(d)	6.901% (SOFR + 1.56%)	#	8/7/2027	29,301,000	29,428,934
NatWest Group PLC (United Kingdom)(d)	7.472% (1 yr. CMT + 2.85%)	#	11/10/2026	37,004,000	37,758,218
Norinchukin Bank (Japan)†(d)	5.43%		3/9/2028	15,835,000	15,678,655

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Standard Chartered PLC (United Kingdom)†(d)	7.767% (1 yr. CMT + 3.45%)	#	11/16/2028		$46,462,000	$48,716,085
SVB Financial Group(f)	4.25% (5 yr. CMT + 3.07%)		–	(h)	78,029,000	2,865,620
UBS Group AG (Switzerland)†(d)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029		69,530,000	63,017,835
UniCredit SpA (Italy)†(d)	7.296% (5 yr. USD ICE Swap + 4.91%)	#	4/2/2034		45,208,000	42,623,644
Webster Financial Corp.	4.10%		3/25/2029		34,898,000	29,989,335
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		32,547,000	25,956,232
Total						826,854,513

Beverages 0.50%
Bacardi Ltd.†	2.75%		7/15/2026		21,038,000	19,286,146
Bacardi Ltd.†	4.70%		5/15/2028		32,111,000	30,584,242
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		18,031,000	17,456,248
Becle SAB de CV (Mexico)†(d)	2.50%		10/14/2031		18,025,000	13,785,790
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(d)	5.25%		4/27/2029		22,947,000	20,725,616
Total						101,838,042

Building Materials 0.96%
Builders FirstSource, Inc.†	4.25%		2/1/2032		22,175,000	18,210,902
Builders FirstSource, Inc.†	6.375%		6/15/2032		21,666,000	20,422,007
Emerald Debt Merger Sub LLC†	6.625%		12/15/2030		56,012,000	53,991,349
Griffon Corp.	5.75%		3/1/2028		16,769,000	15,240,747
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		27,426,000	25,351,250
Standard Industries, Inc.†	4.375%		7/15/2030		27,103,000	22,475,000
Trane Technologies Financing Ltd. (Ireland)(d)	5.25%		3/3/2033		22,499,000	21,763,723
Vulcan Materials Co.	4.50%		6/15/2047		24,390,000	19,611,628
Total						197,066,606

Chemicals 1.78%
Albemarle Corp.	4.65%		6/1/2027		27,011,000	25,767,688
Ashland, Inc.†	3.375%		9/1/2031		27,085,000	21,089,497
Cabot Corp.	5.00%		6/30/2032		32,395,000	29,641,946
Celanese U.S. Holdings LLC	6.165%		7/15/2027		67,445,000	66,539,837
CF Industries, Inc.†	4.50%		12/1/2026		23,720,000	22,709,484
Ingevity Corp.†	3.875%		11/1/2028		24,342,000	20,091,522

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Chemicals (continued)
OCI NV (Netherlands)†(d)	6.70%	3/16/2033	$22,392,000	$21,391,888
OCP SA (Morocco)†(d)	3.75%	6/23/2031	43,718,000	34,638,908
Olin Corp.	5.00%	2/1/2030	26,994,000	24,005,857
Olin Corp.	5.125%	9/15/2027	16,229,000	15,189,531
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	40,578,000	35,854,388
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	32,550,000	27,932,363
SK Invictus Intermediate II Sarl (Luxembourg)†(d)	5.00%	10/30/2029	25,699,000	20,625,760
Total				365,478,669

Coal 0.36%
SunCoke Energy, Inc.†	4.875%	6/30/2029	24,865,000	21,159,120
Teck Resources Ltd. (Canada)(d)	3.90%	7/15/2030	39,750,000	34,584,509
Warrior Met Coal, Inc.†	7.875%	12/1/2028	17,451,000	17,531,763
Total				73,275,392

Commercial Services 1.30%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.625%	7/15/2026	13,541,000	12,849,188
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Luxembourg)†(d)	4.625%	6/1/2028	24,282,000	20,270,735
AMN Healthcare, Inc.†	4.625%	10/1/2027	17,092,000	15,465,183
Ashtead Capital, Inc.†	5.50%	8/11/2032	23,570,000	21,801,511
Ashtead Capital, Inc.†	5.55%	5/30/2033	17,598,000	16,345,967
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	27,982,000	26,513,765
Brink’s Co.†	4.625%	10/15/2027	15,353,000	14,027,015
Garda World Security Corp. (Canada)†(d)	7.75%	2/15/2028	14,444,000	14,174,726
GXO Logistics, Inc.	2.65%	7/15/2031	25,082,000	19,073,141
Herc Holdings, Inc.†	5.50%	7/15/2027	21,679,000	20,521,220
Hertz Corp.†	Zero Coupon	10/15/2024	16,775,000	671,000
Hertz Corp.†	Zero Coupon	1/15/2028	33,436,000	3,009,240
ITR Concession Co. LLC†	5.183%	7/15/2035	12,438,000	10,897,815
NESCO Holdings II, Inc.†	5.50%	4/15/2029	23,478,000	20,630,261
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027	24,250,000	21,269,612
United Rentals North America, Inc.	4.875%	1/15/2028	32,768,000	30,640,474
Total				268,160,853

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Computers 1.07%
Booz Allen Hamilton, Inc.	5.95%	8/4/2033	$22,536,000	$22,014,292
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	105,097,000	88,620,638
Fortinet, Inc.	2.20%	3/15/2031	17,352,000	13,438,176
McAfee Corp.†	7.375%	2/15/2030	49,506,000	41,503,994
NetApp, Inc.	2.70%	6/22/2030	4,508,000	3,667,554
Seagate HDD Cayman (Cayman Islands)†(d)	8.25%	12/15/2029	20,761,000	21,341,125
Seagate HDD Cayman (Cayman Islands)†(d)	8.50%	7/15/2031	9,019,000	9,261,467
Teledyne FLIR LLC	2.50%	8/1/2030	25,150,000	20,210,851
Total				220,058,097

Distribution/Wholesale 0.93%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028	24,375,000	21,633,892
Ferguson Finance PLC (United Kingdom)†(d)	3.25%	6/2/2030	28,537,000	24,212,747
H&E Equipment Services, Inc.†	3.875%	12/15/2028	42,776,000	36,574,083
LKQ Corp.†	6.25%	6/15/2033	27,041,000	26,177,071
Mitsubishi Corp. (Japan)†(d)	5.00%	7/5/2028	21,130,000	20,763,385
Ritchie Bros Holdings, Inc.†	6.75%	3/15/2028	15,163,000	15,147,079
Ritchie Bros Holdings, Inc.†	7.75%	3/15/2031	21,911,000	22,267,054
Windsor Holdings III LLC†	8.50%	6/15/2030	25,292,000	24,982,036
Total				191,757,347

Diversified Financial Services 1.54%
AG Issuer LLC†	6.25%	3/1/2028	24,003,000	22,441,963
Aircastle Ltd.†	6.50%	7/18/2028	22,558,000	22,143,197
Ally Financial, Inc.	6.70%	2/14/2033	44,941,000	39,058,225
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%	4/15/2026	34,177,000	32,137,214
Azul Secured Finance LLP†	11.50%	5/28/2029	38,391,638	33,217,271
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(d)	6.50%	9/15/2024	26,870,334	25,150,597
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(d)(f)	6.054% (3 mo. USD LIBOR + 5.75%)	1/15/2015	15,000,000	–	(g)(i)
Jane Street Group/JSG Finance, Inc.†	4.50%	11/15/2029	18,510,000	15,928,958
LPL Holdings, Inc.†	4.00%	3/15/2029	21,679,000	18,924,733
Navient Corp.	5.50%	3/15/2029	27,371,000	23,025,991
Navient Corp.	6.75%	6/15/2026	21,670,000	20,982,915
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	25,846,000	19,259,416

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
NFP Corp.†	6.875%	8/15/2028	$14,461,000	$12,406,355
Synchrony Financial	7.25%	2/2/2033	35,946,000	31,757,895
Total				316,434,730

Electric 4.82%
Ausgrid Finance Pty. Ltd. (Australia)†(d)	4.35%	8/1/2028	26,506,000	24,737,854
Calpine Corp.†	3.75%	3/1/2031	19,937,000	16,085,142
Calpine Corp.†	4.50%	2/15/2028	23,379,000	21,094,086
Calpine Corp.†	4.625%	2/1/2029	74,359,000	62,369,905
Calpine Corp.†	5.125%	3/15/2028	27,994,000	24,958,980
Clearway Energy Operating LLC†	4.75%	3/15/2028	30,207,000	27,047,946
Cleveland Electric Illuminating Co.†	3.50%	4/1/2028	21,815,000	19,786,987
Constellation Energy Generation LLC	5.60%	6/15/2042	21,992,000	19,768,506
Constellation Energy Generation LLC	5.80%	3/1/2033	32,152,000	31,384,888
Constellation Energy Generation LLC	6.25%	10/1/2039	42,389,000	41,132,573
Constellation Energy Generation LLC	6.50%	10/1/2053	15,050,000	15,102,904
EDP Finance BV (Netherlands)†(d)	6.30%	10/11/2027	21,123,000	21,440,409
Electricite de France SA (France)†(d)	4.50%	9/21/2028	22,057,000	20,622,905
Electricite de France SA (France)†(d)	6.25%	5/23/2033	34,722,000	34,791,377
Enel Finance International NV (Netherlands)†(d)	3.50%	4/6/2028	26,128,000	23,498,735
FirstEnergy Corp.	4.15%	7/15/2027	50,315,000	46,809,336
FirstEnergy Transmission LLC†	2.866%	9/15/2028	24,766,000	21,503,330
Indianapolis Power & Light Co.†	5.65%	12/1/2032	16,371,000	16,074,178
ITC Holdings Corp.†	4.95%	9/22/2027	22,504,000	21,940,772
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	33,720,000	30,086,670
Monongahela Power Co.†	3.55%	5/15/2027	14,774,000	13,682,430
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	46,264,000	41,933,717
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	35,216,000	31,962,108
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	3,870,472	3,871,169
Pacific Gas & Electric Co.	6.15%	1/15/2033	65,986,000	62,655,408
Palomino Funding Trust I†	7.233%	5/17/2028	44,964,000	45,163,093
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	26,956,000	23,441,474
PG&E Corp.	5.00%	7/1/2028	30,834,000	27,962,413
PG&E Corp.	5.25%	7/1/2030	22,743,000	19,791,452
Pike Corp.†	5.50%	9/1/2028	25,272,000	22,135,006
Puget Energy, Inc.	4.10%	6/15/2030	26,045,000	22,720,866
Talen Energy Supply LLC†	8.625%	6/1/2030	24,852,000	25,497,943

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Vistra Operations Co. LLC†	4.375%	5/1/2029	$77,332,000	$66,548,586
Vistra Operations Co. LLC†	5.125%	5/13/2025	45,015,000	43,903,458
Total				991,506,606

Electronics 0.33%
Arrow Electronics, Inc.	6.125%	3/1/2026	18,015,000	17,948,742
Imola Merger Corp.†	4.75%	5/15/2029	18,106,000	15,885,951
Trimble, Inc.	6.10%	3/15/2033	34,118,000	33,450,831
Total				67,285,524

Energy-Alternate Sources 0.46%
TerraForm Power Operating LLC†	4.75%	1/15/2030	23,420,000	20,039,440
TerraForm Power Operating LLC†	5.00%	1/31/2028	23,969,000	21,779,792
Topaz Solar Farms LLC†	5.75%	9/30/2039	56,499,334	52,273,466
Total				94,092,698

Engineering & Construction 0.84%
Aeropuerto Internacional de Tocumen SA (Panama)†(d)	5.125%	8/11/2061	53,645,000	39,107,741
Brand Industrial Services, Inc.†	10.375%	8/1/2030	18,077,000	18,127,435
Fluor Corp.	4.25%	9/15/2028	53,100,000	48,663,230
Jacobs Engineering Group, Inc.	5.90%	3/1/2033	27,604,000	26,185,199
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	19,835,000	19,790,872
MasTec, Inc.†	4.50%	8/15/2028	23,035,000	20,734,845
Total				172,609,322

Entertainment 2.24%
AMC Entertainment Holdings, Inc.†	10.00%	6/15/2026	13,548,858	9,823,245
Boyne USA, Inc.†	4.75%	5/15/2029	23,563,000	20,637,305
Caesars Entertainment, Inc.†	4.625%	10/15/2029	38,882,000	32,981,069
Caesars Entertainment, Inc.†	7.00%	2/15/2030	30,300,000	29,515,887
Churchill Downs, Inc.†	4.75%	1/15/2028	36,115,000	32,611,524
Churchill Downs, Inc.†	5.50%	4/1/2027	51,209,000	48,865,732
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	45,629,000	40,381,665
Merlin Entertainments Ltd. (United Kingdom)†(d)	5.75%	6/15/2026	26,904,000	25,777,542
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029	44,276,000	37,747,947
Mohegan Tribal Gaming Authority†	8.00%	2/1/2026	42,170,000	38,859,233
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	42,245,000	33,773,598
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	47,179,000	41,504,782
Warnermedia Holdings, Inc.	4.279%	3/15/2032	24,280,000	20,623,726

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment (continued)
WMG Acquisition Corp.†	3.00%	2/15/2031		$20,275,000	$15,945,983
WMG Acquisition Corp.†	3.75%	12/1/2029		37,872,000	31,855,086
Total					460,904,324

Environmental Control 0.24%
Madison IAQ LLC†	4.125%	6/30/2028		32,278,000	27,893,395
Madison IAQ LLC†	5.875%	6/30/2029		26,967,000	21,748,400
Total					49,641,795

Equity Real Estate 0.15%
Hunt Cos., Inc.†	5.25%	4/15/2029		39,175,000	30,822,467

Food 1.55%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		24,755,000	21,127,660
Bellis Acquisition Co. PLC(e)	3.25%	2/16/2026	GBP	27,281,000	29,012,681
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		$16,808,000	14,842,052
Hershey Co.	4.50%	5/4/2033		16,130,000	15,233,469
Kraft Heinz Foods Co.	4.375%	6/1/2046		55,384,000	43,191,543
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		24,243,000	20,759,249
McCormick & Co., Inc.	4.95%	4/15/2033		25,143,000	23,416,496
Performance Food Group, Inc.†	4.25%	8/1/2029		13,541,000	11,713,889
Post Holdings, Inc.†	4.50%	9/15/2031		48,853,000	40,721,589
Post Holdings, Inc.†	4.625%	4/15/2030		45,332,000	38,874,443
Post Holdings, Inc.†	5.50%	12/15/2029		13,541,000	12,291,156
Smithfield Foods, Inc.†	5.20%	4/1/2029		28,037,000	25,639,519
U.S. Foods, Inc.†	4.75%	2/15/2029		24,298,000	21,745,444
Total					318,569,190

Gas 0.21%
Brooklyn Union Gas Co.†	3.407%	3/10/2026		22,726,000	21,385,198
Southwest Gas Corp.	4.05%	3/15/2032		26,234,000	22,679,861
Total					44,065,059

Hand/Machine Tools 0.30%
Regal Rexnord Corp.†	6.40%	4/15/2033		63,120,000	60,863,589

Health Care-Products 0.59%
Alcon Finance Corp.†	2.60%	5/27/2030		25,587,000	21,102,366
Boston Scientific Corp.	6.50%	11/15/2035		13,056,000	13,694,783
GE HealthCare Technologies, Inc.	6.377%	11/22/2052		12,938,000	13,159,408

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products (continued)
Medline Borrower LP†	3.875%	4/1/2029	$60,395,000	$51,113,050
Medline Borrower LP†	5.25%	10/1/2029	25,194,000	21,805,563
Total				120,875,170

Health Care-Services 3.32%
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	59,583,000	48,924,197
Centene Corp.	4.625%	12/15/2029	36,428,000	32,850,588
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	26,607,000	22,838,944
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	103,117,000	73,120,265
CHS/Community Health Systems, Inc.†	5.25%	5/15/2030	22,394,000	17,052,729
CHS/Community Health Systems, Inc.†	6.875%	4/15/2029	16,253,000	8,654,723
DaVita, Inc.†	4.625%	6/1/2030	40,252,000	33,101,687
HCA, Inc.	3.50%	9/1/2030	24,212,000	20,492,847
HCA, Inc.	5.50%	6/1/2033	22,533,000	21,326,155
HCA, Inc.	7.69%	6/15/2025	12,671,000	12,974,638
Heartland Dental LLC/Heartland Dental Finance Corp.†	8.50%	5/1/2026	23,386,000	22,069,368
LifePoint Health, Inc.†	9.875%	8/15/2030	22,545,000	21,854,672
Molina Healthcare, Inc.†	3.875%	11/15/2030	41,142,000	34,097,375
Molina Healthcare, Inc.†	3.875%	5/15/2032	40,412,000	32,460,753
Montefiore Obligated Group	5.246%	11/1/2048	42,910,000	30,041,878
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	11,747,000	11,389,125
Select Medical Corp.†	6.25%	8/15/2026	33,631,000	32,886,618
Star Parent, Inc.†	9.00%	10/1/2030	17,017,000	17,216,996
Tenet Healthcare Corp.	4.25%	6/1/2029	23,435,000	20,193,536
Tenet Healthcare Corp.	4.375%	1/15/2030	27,941,000	24,068,358
Tenet Healthcare Corp.	4.875%	1/1/2026	23,102,000	22,155,156
Tenet Healthcare Corp.	6.125%	10/1/2028	68,563,000	64,427,280
Tenet Healthcare Corp.	6.125%	6/15/2030	35,548,000	33,372,438
Tenet Healthcare Corp.†	6.75%	5/15/2031	25,561,000	24,684,777
Total				682,255,103

Holding Companies-Diversified 0.10%
Benteler International AG (Austria)†(d)	10.50%	5/15/2028	21,318,000	21,365,166

Home Builders 0.22%
PulteGroup, Inc.	6.375%	5/15/2033	23,447,000	23,581,767
Toll Brothers Finance Corp.	4.35%	2/15/2028	22,468,000	20,875,491
Total				44,457,258

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Home Furnishings 0.12%
Leggett & Platt, Inc.	4.40%	3/15/2029		$26,515,000	$24,553,519

Insurance 1.42%
AIA Group Ltd. (Hong Kong)†(d)	3.375%	4/7/2030		18,904,000	16,562,170
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	10/15/2027		29,808,000	27,752,938
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%	4/15/2028		52,893,000	51,096,452
Arch Capital Finance LLC	4.011%	12/15/2026		20,230,000	19,188,616
Assurant, Inc.	2.65%	1/15/2032		9,121,000	6,681,700
Assurant, Inc.	3.70%	2/22/2030		11,056,000	9,312,066
AXIS Specialty Finance PLC (United Kingdom)(d)	5.15%	4/1/2045		20,919,000	16,613,793
Brown & Brown, Inc.	2.375%	3/15/2031		36,309,000	28,092,002
HUB International Ltd.†	7.25%	6/15/2030		31,554,000	31,530,650
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%	3/15/2030		10,819,000	10,910,703
PartnerRe Finance B LLC	3.70%	7/2/2029		19,224,000	17,058,661
RenaissanceRe Holdings Ltd.	5.75%	6/5/2033		32,586,000	30,695,458
Selective Insurance Group, Inc.	5.375%	3/1/2049		10,049,000	8,567,781
Transatlantic Holdings, Inc.	8.00%	11/30/2039		15,659,000	18,381,560
Total					292,444,550

Internet 1.11%
EquipmentShare.com, Inc.†	9.00%	5/15/2028		35,000,000	33,687,500
Gen Digital, Inc.†	6.75%	9/30/2027		22,453,000	22,032,449
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		24,270,000	22,923,015
Netflix, Inc.(e)	3.625%	5/15/2027	EUR	41,790,000	43,313,545
Netflix, Inc.	4.875%	4/15/2028		$74,089,000	71,865,774
Tencent Holdings Ltd. (China)†(d)	3.925%	1/19/2038		24,722,000	18,742,469
VeriSign, Inc.	2.70%	6/15/2031		19,319,000	15,401,960
Total					227,966,712

Investment Companies 0.17%
Ares Capital Corp.	7.00%	1/15/2027		34,688,000	34,707,735

Iron-Steel 0.74%
ArcelorMittal SA (Luxembourg)(d)	6.55%	11/29/2027		40,288,000	40,891,347
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%	7/15/2026		21,555,000	21,009,894
Commercial Metals Co.	4.375%	3/15/2032		15,677,000	13,168,200
Mineral Resources Ltd. (Australia)†(d)	8.50%	5/1/2030		36,051,000	35,409,886

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Iron-Steel (continued)
Steel Dynamics, Inc.	3.45%	4/15/2030	$24,560,000	$21,313,186
U.S. Steel Corp.	6.875%	3/1/2029	21,509,000	21,165,825
Total				152,958,338

Leisure Time 1.93%
Carnival Corp.†	4.00%	8/1/2028	47,988,000	41,648,617
Carnival Corp.†	5.75%	3/1/2027	49,676,000	45,010,887
Carnival Corp.†	9.875%	8/1/2027	40,811,000	42,634,844
Carnival Holdings Bermuda Ltd.†	10.375%	5/1/2028	23,092,000	24,777,231
Life Time, Inc.†	5.75%	1/15/2026	17,488,000	16,960,723
NCL Corp. Ltd.†	5.875%	3/15/2026	34,273,000	31,682,067
NCL Corp. Ltd.†	5.875%	2/15/2027	36,990,000	35,210,903
NCL Corp. Ltd.†	8.375%	2/1/2028	12,109,000	12,293,868
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026	23,850,000	22,532,655
Royal Caribbean Cruises Ltd.†	7.25%	1/15/2030	56,436,000	55,998,181
Royal Caribbean Cruises Ltd.†	9.25%	1/15/2029	44,202,000	46,729,559
Viking Cruises Ltd.†	5.875%	9/15/2027	24,382,000	22,278,565
Total				397,758,100

Lodging 2.13%
Boyd Gaming Corp.	4.75%	12/1/2027	22,921,000	21,143,724
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026	27,745,000	24,629,794
Hilton Domestic Operating Co., Inc.†	3.75%	5/1/2029	25,286,000	21,893,327
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	71,492,000	65,150,101
Las Vegas Sands Corp.	3.50%	8/18/2026	35,861,000	32,657,193
Marriott International, Inc.	3.50%	10/15/2032	23,858,000	19,535,215
MGM China Holdings Ltd. (Macau)†(d)	5.875%	5/15/2026	23,450,000	22,327,992
Sands China Ltd. (Macau)(d)	3.10%	3/8/2029	57,502,000	47,619,453
Sands China Ltd. (Macau)(d)	4.875%	6/18/2030	35,200,000	30,420,625
Sands China Ltd. (Macau)(d)	5.65%	8/8/2028	25,193,000	23,730,944
Travel & Leisure Co.	6.00%	4/1/2027	23,988,000	22,844,972
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027	47,847,000	44,554,428
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	41,450,000	40,793,453
Wynn Macau Ltd. (Macau)†(d)	5.50%	10/1/2027	23,813,000	21,276,175
Total				438,577,396

Machinery: Construction & Mining 0.07%
Vertiv Group Corp.†	4.125%	11/15/2028	15,448,000	13,592,863

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.69%
Chart Industries, Inc.†	7.50%	1/1/2030	$26,440,000	$26,617,941
nVent Finance Sarl (Luxembourg)(d)	2.75%	11/15/2031	20,244,000	15,417,821
nVent Finance Sarl (Luxembourg)(d)	5.65%	5/15/2033	36,050,000	33,578,160
SPX Flow, Inc.†	8.75%	4/1/2030	17,647,000	16,335,475
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	33,692,000	30,917,913
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	20,980,000	19,516,864
Total				142,384,174

Media 2.45%
Cable One, Inc.†	4.00%	11/15/2030	26,482,000	20,199,808
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.50%	8/15/2030	30,808,000	25,327,814
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	34,678,000	31,530,389
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	64,924,000	58,317,217
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	32,585,000	30,417,133
DISH Network Corp.†	11.75%	11/15/2027	115,385,000	116,416,657
FactSet Research Systems, Inc.	3.45%	3/1/2032	23,698,000	19,655,026
LCPR Senior Secured Financing DAC (Ireland)†(d)	6.75%	10/15/2027	22,575,000	20,763,582
News Corp.†	3.875%	5/15/2029	29,135,000	25,086,983
Nexstar Media, Inc.†	4.75%	11/1/2028	25,187,000	20,877,865
Nexstar Media, Inc.†	5.625%	7/15/2027	23,466,000	20,912,209
Univision Communications, Inc.†	4.50%	5/1/2029	40,601,000	33,102,340
UPC Broadband Finco BV (Netherlands)†(d)	4.875%	7/15/2031	53,571,000	43,531,259
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	49,172,000	38,679,649
Total				504,817,931

Metal Fabricate-Hardware 0.20%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	46,574,000	40,119,413

Mining 1.54%
Anglo American Capital PLC (United Kingdom)†(d)	5.625%	4/1/2030	22,140,000	21,397,445
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	4.375%	4/1/2031	76,481,000	63,026,876
FMG Resources August 2006 Pty. Ltd. (Australia)†(d)	6.125%	4/15/2032	28,083,000	25,577,894
Freeport Indonesia PT (Indonesia)(d)	6.20%	4/14/2052	17,767,000	14,906,605
Freeport-McMoRan, Inc.	5.40%	11/14/2034	34,970,000	32,054,506
Glencore Funding LLC†	2.50%	9/1/2030	24,268,000	19,201,984
Hecla Mining Co.	7.25%	2/15/2028	25,372,000	24,581,683
Kaiser Aluminum Corp.†	4.50%	6/1/2031	29,297,000	23,246,106

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Kinross Gold Corp. (Canada)†(d)	6.25%	7/15/2033	$36,065,000	$34,695,655
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	185,297	–	(g)
Novelis Corp.†	4.75%	1/30/2030	36,313,000	31,475,734
WE Soda Investments Holding PLC (United Kingdom)†(a)(d)	9.50%	10/6/2028	25,489,000	25,743,890
Total				315,908,378

Miscellaneous Manufacturing 0.10%
Hillenbrand, Inc.	3.75%	3/1/2031	25,244,000	20,246,824

Oil & Gas 11.81%
Antero Resources Corp.†	5.375%	3/1/2030	97,896,000	90,247,728
Apache Corp.	4.25%	1/15/2030	32,891,000	29,266,288
Apache Corp.	4.75%	4/15/2043	46,044,000	33,587,615
Apache Corp.	5.10%	9/1/2040	66,236,000	52,691,047
Apache Corp.	5.25%	2/1/2042	16,333,000	12,804,715
Baytex Energy Corp. (Canada)†(d)	8.50%	4/30/2030	22,755,000	23,044,944
California Resources Corp.†	7.125%	2/1/2026	41,760,000	42,013,434
Callon Petroleum Co.	6.375%	7/1/2026	39,452,000	38,757,104
Callon Petroleum Co.†	8.00%	8/1/2028	35,641,000	35,723,616
Cenovus Energy, Inc. (Canada)(d)	3.75%	2/15/2052	15,891,000	10,531,382
Cenovus Energy, Inc. (Canada)(d)	5.40%	6/15/2047	71,382,000	61,408,184
Chesapeake Energy Corp.†	6.75%	4/15/2029	53,758,000	52,661,756
CITGO Petroleum Corp.†	7.00%	6/15/2025	22,960,000	22,639,770
CITGO Petroleum Corp.†	8.375%	1/15/2029	28,033,000	28,015,209
Civitas Resources, Inc.†	8.75%	7/1/2031	26,928,000	27,539,779
CNX Resources Corp.†	7.25%	3/14/2027	20,959,000	20,701,756
Comstock Resources, Inc.†	6.75%	3/1/2029	36,417,000	33,541,962
Continental Resources, Inc.	4.375%	1/15/2028	57,875,000	53,707,777
Continental Resources, Inc.†	5.75%	1/15/2031	33,154,000	31,160,638
Crescent Energy Finance LLC†	7.25%	5/1/2026	37,074,000	36,372,004
Crescent Energy Finance LLC†	9.25%	2/15/2028	20,444,000	20,891,928
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	38,571,000	36,179,604
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(d)	8.50%	10/1/2030	20,793,000	20,816,184
Diamondback Energy, Inc.	3.50%	12/1/2029	50,978,000	45,273,270
Ecopetrol SA (Colombia)(d)	5.875%	5/28/2045	45,080,500	29,747,035
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	33,746,000	32,440,536
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	56,642,000	54,713,829

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Helmerich & Payne, Inc.	2.90%	9/29/2031	$26,951,000	$21,334,240
Hess Corp.	5.60%	2/15/2041	32,388,000	29,283,653
Kosmos Energy Ltd.†	7.75%	5/1/2027	43,319,000	40,080,680
Matador Resources Co.	5.875%	9/15/2026	27,808,000	26,865,910
Matador Resources Co.†	6.875%	4/15/2028	43,709,000	42,958,197
MC Brazil Downstream Trading Sarl (Luxembourg)†(d)	7.25%	6/30/2031	41,929,079	32,209,709
MEG Energy Corp. (Canada)†(d)	5.875%	2/1/2029	57,133,000	53,418,789
MEG Energy Corp. (Canada)†(d)	7.125%	2/1/2027	63,832,000	64,769,118
Murphy Oil Corp.	5.875%	12/1/2027	28,833,000	28,008,783
Murphy Oil Corp.	6.375%	7/15/2028	29,105,000	28,636,677
Nabors Industries, Inc.†	7.375%	5/15/2027	22,606,000	21,889,318
Noble Finance II LLC†	8.00%	4/15/2030	11,101,000	11,256,336
Occidental Petroleum Corp.	6.125%	1/1/2031	44,401,000	43,807,359
Occidental Petroleum Corp.	6.625%	9/1/2030	19,846,000	20,130,592
Occidental Petroleum Corp.	7.50%	5/1/2031	18,501,000	19,654,873
Occidental Petroleum Corp.	8.875%	7/15/2030	17,825,000	20,059,007
OGX Austria GmbH (Brazil)†(d)(f)	8.50%	6/1/2018	20,000,000	400
OQ SAOC (Oman)†(d)	5.125%	5/6/2028	35,991,000	34,467,321
Ovintiv, Inc.	6.50%	2/1/2038	35,442,000	33,966,464
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	29,415,000	26,441,366
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	29,814,000	27,198,034
Patterson-UTI Energy, Inc.	7.15%	10/1/2033	23,666,000	23,765,458
Permian Resources Operating LLC†	5.375%	1/15/2026	20,285,000	19,440,941
Permian Resources Operating LLC†	6.875%	4/1/2027	28,867,000	28,482,561
Petroleos Mexicanos (Mexico)(d)	5.35%	2/12/2028	30,987,000	25,235,302
Petroleos Mexicanos (Mexico)†(d)	10.00%	2/7/2033	42,742,000	38,088,721
Phillips 66 Co.	4.95%	12/1/2027	17,526,000	17,185,060
Pioneer Natural Resources Co.	2.15%	1/15/2031	24,382,000	19,255,601
Precision Drilling Corp. (Canada)†(d)	6.875%	1/15/2029	25,184,000	23,878,624
Range Resources Corp.†	4.75%	2/15/2030	54,135,000	48,111,128
Range Resources Corp.	8.25%	1/15/2029	50,838,000	52,161,322
Rockcliff Energy II LLC†	5.50%	10/15/2029	26,449,000	23,836,651
Seadrill Finance Ltd.†	8.375%	8/1/2030	21,159,000	21,562,291
SM Energy Co.	6.625%	1/15/2027	87,786,000	86,117,627
SM Energy Co.	6.75%	9/15/2026	22,306,000	21,917,318
Southwestern Energy Co.	5.375%	2/1/2029	51,054,000	47,066,550
Southwestern Energy Co.	5.375%	3/15/2030	35,900,000	32,750,048

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Southwestern Energy Co.	8.375%	9/15/2028	$26,363,000	$27,238,304
Suncor Energy, Inc. (Canada)(d)	7.15%	2/1/2032	28,398,000	29,894,175
Texaco Capital, Inc.	8.625%	11/15/2031	10,933,000	13,123,313
Transocean, Inc.†	8.75%	2/15/2030	57,494,000	58,838,785
Vermilion Energy, Inc. (Canada)†(d)	6.875%	5/1/2030	18,065,000	17,112,563
Viper Energy Partners LP†	5.375%	11/1/2027	37,638,000	35,690,986
Vital Energy, Inc.†	7.75%	7/31/2029	35,741,000	33,285,597
Vital Energy, Inc.	9.75%	10/15/2030	11,987,000	12,265,075
Vital Energy, Inc.	10.125%	1/15/2028	69,305,000	70,717,846
Total				2,429,937,767

Oil & Gas Services 0.63%
Oceaneering International, Inc.	4.65%	11/15/2024	26,550,000	26,237,102
Oceaneering International, Inc.	6.00%	2/1/2028	38,139,000	35,968,509
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	27,040,000	26,241,720
Weatherford International Ltd.†	8.625%	4/30/2030	41,472,000	41,826,171
Total				130,273,502

Packaging & Containers 1.14%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC†	3.25%	9/1/2028	10,909,000	9,108,218
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(d)	4.125%	8/15/2026	22,644,000	20,720,088
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)†(d)	5.25%	8/15/2027	12,393,000	10,358,317
Ball Corp.	6.875%	3/15/2028	21,490,000	21,642,708
LABL, Inc.†	6.75%	7/15/2026	19,868,000	19,278,359
LABL, Inc.†	10.50%	7/15/2027	14,003,000	13,181,554
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	38,298,000	36,991,307
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	22,571,000	19,760,344
Owens-Brockway Glass Container, Inc.†	7.25%	5/15/2031	21,876,000	21,411,135
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC†	4.00%	10/15/2027	22,289,000	19,806,005
Sealed Air Corp.†	6.875%	7/15/2033	22,562,000	21,943,576
Trivium Packaging Finance BV (Netherlands)†(d)	5.50%	8/15/2026	22,373,000	20,885,934
Total				235,087,545

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Pharmaceuticals 0.46%
BellRing Brands, Inc.†	7.00%		3/15/2030	$31,670,000	$31,226,123
Organon & Co./Organon Foreign Debt Co.-Issuer BV†	4.125%		4/30/2028	49,891,000	43,398,370
Perrigo Finance Unlimited Co. (Ireland)(d)	4.65%		6/15/2030	24,024,000	20,510,985
Total					95,135,478

Pipelines 2.82%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%		11/2/2047	22,835,000	19,794,520
AI Candelaria Spain SA (Spain)†(d)	5.75%		6/15/2033	30,777,000	21,810,072
AI Candelaria Spain SA (Spain)†(d)	7.50%		12/15/2028	22,425,594	20,467,253
Buckeye Partners LP	9.627% (3 mo. USD LIBOR + 4.02%)	#	1/22/2078	30,566,000	25,130,465
Cheniere Energy Partners LP	3.25%		1/31/2032	30,486,000	24,263,896
Colonial Enterprises, Inc.†	3.25%		5/15/2030	19,028,000	16,406,412
Columbia Pipelines Operating Co. LLC†	5.927%		8/15/2030	12,880,000	12,721,401
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031	47,805,000	42,427,086
DT Midstream, Inc.†	4.30%		4/15/2032	27,064,000	23,064,482
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(d)	3.25%		9/30/2040	15,515,000	11,341,267
Greensaif Pipelines Bidco Sarl (Luxembourg)†(d)	6.129%		2/23/2038	16,331,000	15,960,324
Hess Midstream Operations LP†	5.125%		6/15/2028	17,974,000	16,552,171
Kinder Morgan, Inc.	5.20%		6/1/2033	20,771,000	19,224,522
Magellan Midstream Partners LP	3.95%		3/1/2050	15,796,000	10,591,005
NGPL PipeCo LLC†	3.25%		7/15/2031	24,487,000	19,499,796
NGPL PipeCo LLC†	4.875%		8/15/2027	24,928,000	23,545,649
Oleoducto Central SA (Colombia)(d)	4.00%		7/14/2027	16,478,000	14,698,142
ONEOK, Inc.	4.45%		9/1/2049	22,523,000	16,225,325
ONEOK, Inc.	6.05%		9/1/2033	31,558,000	31,022,111
Sabal Trail Transmission LLC†	4.246%		5/1/2028	16,996,000	15,944,051
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029	26,406,000	22,248,724
Venture Global Calcasieu Pass LLC†	6.25%		1/15/2030	22,579,000	21,560,337
Venture Global LNG, Inc.†	8.125%		6/1/2028	13,276,000	13,154,829
Venture Global LNG, Inc.†	8.375%		6/1/2031	23,884,000	23,502,862
Western Midstream Operating LP	4.05%		2/1/2030	70,590,000	61,779,112
Western Midstream Operating LP	6.35%		1/15/2029	10,816,000	10,848,361
Williams Cos., Inc.	5.65%		3/15/2033	28,111,000	27,178,852
Total					580,963,027

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS 1.32%
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2030		$26,711,000	$22,684,312
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		19,738,000	16,452,742
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		17,444,000	16,742,411
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		22,454,000	19,729,450
Rayonier LP	2.75%	5/17/2031		45,499,000	35,184,633
Retail Opportunity Investments Partnership LP	6.75%	10/15/2028		22,536,000	22,258,463
SBA Communications Corp.	3.875%	2/15/2027		50,424,000	46,248,172
Service Properties Trust	7.50%	9/15/2025		13,542,000	13,319,980
VICI Properties LP/VICI Note Co., Inc.†	4.625%	6/15/2025		22,094,000	21,356,281
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		65,109,000	57,836,325
Total					271,812,769

Retail 1.97%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.00%	10/15/2030		25,190,000	20,961,700
1011778 BC ULC/New Red Finance, Inc. (Canada)†(d)	4.375%	1/15/2028		23,483,000	21,188,786
Advance Auto Parts, Inc.	3.90%	4/15/2030		25,324,000	20,566,224
Asbury Automotive Group, Inc.†	4.625%	11/15/2029		33,850,000	29,117,946
Bath & Body Works, Inc.	5.25%	2/1/2028		20,650,000	19,134,583
Bath & Body Works, Inc.†	6.625%	10/1/2030		17,059,000	16,011,231
Beacon Roofing Supply, Inc.†	6.50%	8/1/2030		11,230,000	10,895,121
Gap, Inc.†	3.875%	10/1/2031		32,431,000	22,824,584
LBM Acquisition LLC†	6.25%	1/15/2029		18,065,000	14,831,455
Murphy Oil USA, Inc.†	3.75%	2/15/2031		40,965,000	33,487,417
Murphy Oil USA, Inc.	4.75%	9/15/2029		25,575,000	23,089,110
NMG Holding Co., Inc./Neiman Marcus Group LLC†	7.125%	4/1/2026		13,510,000	12,691,797
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		17,685,000	15,503,614
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		36,558,000	34,108,011
SRS Distribution, Inc.†	4.625%	7/1/2028		29,451,000	25,481,850
Stonegate Pub Co. Financing 2019 PLC(e)	8.00%	7/13/2025	GBP	9,936,000	11,352,271
Stonegate Pub Co. Financing 2019 PLC(e)	8.25%	7/31/2025	GBP	34,850,000	40,357,125
Tiffany & Co.	4.90%	10/1/2044		$15,113,000	13,111,941
White Cap Buyer LLC†	6.875%	10/15/2028		24,250,000	21,462,114
Total					406,176,880

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(f)	6.875%	6/15/2011		22,500,000	–	(g)(i)

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors 0.71%
Entegris Escrow Corp.†	4.75%	4/15/2029	$25,044,000	$22,537,429
Marvell Technology, Inc.	5.95%	9/15/2033	21,787,000	21,396,233
ON Semiconductor Corp.†	3.875%	9/1/2028	58,385,000	51,755,967
Qorvo, Inc.	4.375%	10/15/2029	21,594,000	19,014,854
SK Hynix, Inc. (South Korea)(d)	6.50%	1/17/2033	31,457,000	30,782,995
Total				145,487,478

Shipbuilding 0.20%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	44,684,000	40,437,730

Software 1.81%
AthenaHealth Group, Inc.†	6.50%	2/15/2030	37,901,000	31,747,477
Clarivate Science Holdings Corp.†	4.875%	7/1/2029	23,178,000	19,783,980
Cloud Software Group, Inc.†	6.50%	3/31/2029	41,497,000	36,738,983
Cloud Software Group, Inc.†	9.00%	9/30/2029	68,784,000	59,868,617
Intuit, Inc.	5.50%	9/15/2053	20,897,000	20,064,214
MSCI, Inc.†	3.25%	8/15/2033	31,224,000	24,075,862
MSCI, Inc.†	3.875%	2/15/2031	66,243,000	56,209,193
MSCI, Inc.†	4.00%	11/15/2029	44,098,000	38,788,486
PTC, Inc.†	4.00%	2/15/2028	20,054,000	17,995,256
ROBLOX Corp.†	3.875%	5/1/2030	38,290,000	30,771,330
Roper Technologies, Inc.	1.75%	2/15/2031	24,609,000	18,686,920
Workday, Inc.	3.80%	4/1/2032	20,288,000	17,402,376
Total				372,132,694

Telecommunications 2.05%
Altice France SA (France)†(d)	5.50%	10/15/2029	27,368,000	19,720,973
Altice France SA (France)†(d)	8.125%	2/1/2027	45,191,000	40,132,826
Connect Finco Sarl/Connect U.S. Finco LLC (Luxembourg)†(d)	6.75%	10/1/2026	27,239,000	25,439,801
Frontier Communications Holdings LLC†	5.875%	10/15/2027	47,940,000	43,645,448
Frontier Communications Holdings LLC†	8.75%	5/15/2030	45,349,000	43,105,371
Hughes Satellite Systems Corp.	5.25%	8/1/2026	20,825,000	18,751,553
Lumen Technologies, Inc.†	4.00%	2/15/2027	34,777,000	22,946,734
NTT Finance Corp. (Japan)†(d)	4.372%	7/27/2027	19,947,000	19,222,092
Sprint Capital Corp.	6.875%	11/15/2028	102,833,000	106,264,674
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.25%	1/31/2031	79,166,000	63,117,461
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%	7/15/2031	24,505,000	19,826,216
Total				422,173,149

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation 0.14%
Central Japan Railway Co. (Japan)†(d)	4.25%		11/24/2045	$18,040,000	$14,301,504
Rand Parent LLC†	8.50%		2/15/2030	15,325,000	14,195,407
Total					28,496,911

Trucking & Leasing 0.16%
Fortress Transportation & Infrastructure Investors LLC†	5.50%		5/1/2028	35,638,000	32,347,775
Total Corporate Bonds (cost $16,076,783,911)					14,877,512,497

FLOATING RATE LOANS(j) 4.19%

Aerospace/Defense 0.17%
Alloy Finco Ltd. 2020 USD Term Loan B2 (Jersey)(d)	11.812% (3 mo. USD LIBOR + 6.50%)		3/6/2024	8,102,769	7,916,405
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(d)	0.50%		3/6/2025	17,774,131	17,118,710
Bleriot US Bidco Inc. 2023 Term Loan B	–	(b)	10/31/2028	10,236,331	10,261,000
Total					35,296,115

Automotive 0.11%
DexKo Global, Inc. 2021 USD Term Loan B	9.402% (3 mo. USD Term SOFR + 3.75%)		10/4/2028	23,306,331	22,796,505

Beverages 0.11%
Sunshine Investments BV 2022 USD Term Loan (Netherlands)(d)	9.615% (3 mo. USD Term SOFR + 4.25%)		7/12/2029	22,257,652	22,299,385

Building Materials 0.08%
CP Atlas Buyer, Inc. 2021 Term Loan B	–	(b)	11/23/2027	18,016,400	17,044,235

Chemicals 0.10%
IRIS Holdings Inc. Term Loan	10.219% (3 mo. USD Term SOFR + 4.75%)		6/28/2028	22,176,991	20,710,870

Commercial Services 0.11%
Mavis Tire Express Services Corp. 2021 Term Loan B	–	(b)	5/4/2028	22,514,691	22,486,547

Construction & Engineering 0.10%
Brand Industrial Services, Inc. 2023 Term Loan B	10.872% (3 mo. USD Term SOFR + 5.50%)		8/1/2030	21,288,710	20,798,005

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Diversified Capital Goods 0.13%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(e)	7.283% (3 mo. EURIBOR + 3.50%)		3/16/2029	EUR	25,074,401	$26,280,735

Electric 0.00%
Helix Gen Funding LLC 2023 Term Loan	10.061% (3 mo. USD Term SOFR + 4.75%)		12/31/2027		$8,019	8,022

Electric: Generation 0.36%
Astoria Energy LLC 2020 Term Loan B	8.931% (1 mo. USD Term SOFR + 3.50%)		12/10/2027		46,455,044	46,546,329
EFS Cogen Holdings I LLC 2020 Term Loan B	9.16% (3 mo. USD Term SOFR + 3.50%)		10/1/2027		24,314,258	24,234,871
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	7.152% (3 mo. USD Term SOFR + 1.50%)		7/28/2028		1,720,948	890,590
Frontera Generation Holdings LLC 2021 Term Loan	18.652% (3 mo. USD Term SOFR + 13.00%)		7/28/2026		1,773,053	1,870,571
Total						73,542,361

Energy 0.20%
CQP Holdco LP 2021 Term Loan B	8.99% (1 mo. USD Term SOFR + 3.50%)
	(3 mo. USD Term SOFR + 3.50%)		6/5/2028		22,495,871	22,544,462
Medallion Midland Acquisition LLC 2021 Term Loan	–	(b)	10/18/2028		18,930,548	18,982,607
Total						41,527,069

Entertainment 0.06%
Formula One Holdings Ltd. Term Loan B (Luxembourg)(d)	–	(b)	1/15/2030		2,711,243	2,714,293
Vue International Bidco PLC 2022 EUR Term Loan(e)	12.072% (6 mo. EURIBOR + 8.00%)		6/30/2027	EUR	2,436,933	2,518,477
Vue International Bidco PLC 2023 EUR PIK Term Loan 6.50%(e)	4.859% (6 mo. EURIBOR + 2.00%)		12/31/2027	EUR	13,896,432	7,027,700
Total						12,260,470

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Gas Distribution 0.11%
Freeport LNG Investments LLLP Term Loan B	9.088% (3 mo. USD Term SOFR + 3.50%)		12/21/2028	$22,562,635	$22,386,421

Health Care Products 0.21%
Bausch & Lomb Corp. Term Loan (Canada)(d)	8.755% (3 mo. USD Term SOFR + 3.25%)		5/10/2027	44,895,596	43,723,372

Healthcare 0.21%
Athenahealth Group, Inc. 2022 Term Loan B	–	(b)	2/15/2029	21,131,714	20,794,980
eResearchTechnology, Inc. 2020 1st Lien Term Loan	9.931% (1 mo. USD Term SOFR + 4.50%)		2/4/2027	22,513,389	22,135,502
Total					42,930,482

Information Technology 0.43%
Banff Merger Sub, Inc. 2021 USD Term Loan	9.181% (1 mo. USD Term SOFR + 3.75%)		10/2/2025	22,014,955	22,017,927
Cloud Software Group, Inc. 2022 USD Term Loan B	9.99% (3 mo. USD Term SOFR + 4.50%)		3/30/2029	23,308,568	22,452,677
MKS Instruments, Inc. 2022 USD Term Loan B	8.166% (1 mo. USD Term SOFR + 2.75%)		8/17/2029	22,538,003	22,564,147
Proofpoint, Inc. 1st Lien Term Loan	8.681% (1 mo. USD Term SOFR + 3.25%)		8/31/2028	22,535,219	22,377,135
Total					89,411,886

Insurance 0.15%
HUB International Ltd. 2023 Term Loan B	9.584% (3 mo. USD Term SOFR + 4.25%)		6/20/2030	22,593,694	22,680,793
USI, Inc. 2023 Acquisition Term Loan	–	(b)	9/14/2030	6,778,000	6,769,527
USI, Inc. 2023 Refi Term Loan	–	(b)	9/14/2030	2,259,333	2,256,509
Total					31,706,829

Investment Management Companies 0.07%
GIP Pilot Acquisition Partners LP Term Loan	–	(b)	9/18/2030	14,121,000	14,103,349

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Lodging 0.11%
Four Seasons Hotels Ltd. 2023 Term Loan B (Canada)(d)	7.916% (1 mo. USD Term SOFR + 2.50%)		11/30/2029	$22,485,827	$22,559,131

Machinery: Diversified 0.23%
Chart Industries, Inc. 2023 Term Loan B	–	(b)	3/15/2030	2,704,450	2,711,211
CPM Holdings, Inc. 2023 Term Loan	–	(b)	9/22/2028	7,793,000	7,785,714
LSF12 Badger Bidco LLC Term Loan B	11.316% (3 mo. USD Term SOFR + 6.00%)		8/30/2030	14,680,583	14,680,583
SPX Flow, Inc. 2022 Term Loan	–	(b)	4/5/2029	22,593,694	22,575,732
Total					47,753,240

Manufacturing 0.11%
Madison IAQ LLC	8.689% (1 mo. USD Term SOFR + 3.25%)		6/21/2028	22,632,722	22,303,189

Media 0.14%
Virgin Media Bristol LLC 2023 USD Term Loan Y	–	(b)	3/31/2031	29,167,000	28,521,243

Metal Fabricate/Hardware 0.10%
Tank Holding Corp. 2022 Term Loan	11.166% (1 mo. USD Term SOFR + 5.75%)		3/31/2028	21,988,663	21,387,493

Oil & Gas 0.16%
Par Petroleum LLC 2023 Term Loan B	9.773% (3 mo. USD Term SOFR + 4.25%)		2/28/2030	22,617,607	22,622,244
Parkway Generation LLC Term Loan B	10.181% (1 mo. USD Term SOFR + 4.75%)		2/18/2029	8,760,607	8,761,965
Parkway Generation LLC Term Loan C	10.181% (1 mo. USD Term SOFR + 4.75%)		2/18/2029	1,157,886	1,158,065
Total					32,542,274

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan(f)	–	(b)	5/16/2024	807,005	101,279	(k)

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Real Estate 0.03%
Cushman & Wakefield U.S. Borrower LLC 2023 Term Loan B	9.316% (1 mo. USD Term SOFR + 4.00%)		1/31/2030		$5,165,004	$5,132,723

Retail 0.28%
IRB Holding Corp. 2022 Term Loan B	–	(b)	12/15/2027		22,537,710	22,482,380
Restoration Hardware, Inc. Term Loan B	7.931% (1 mo. USD Term SOFR + 2.50%)		10/20/2028		36,047,611	34,725,925
Total						57,208,305

Service 0.02%
AppLovin Corp. 2021 Term Loan B	–	(b)	10/25/2028		4,506,994	4,509,405

Software 0.09%
Applied Systems, Inc. 2022 Extended 1st Lien Term Loan	–	(b)	9/18/2026		13,521,564	13,578,219
Quartz Acquireco LLC Term Loan B	8.818% (1 mo. USD Term SOFR + 3.50%)		6/28/2030		4,518,512	4,518,512
Total						18,096,731

Software/Services 0.21%
Peraton Corp. Term Loan B	–	(b)	2/1/2028		43,229,805	43,193,924
Total Floating Rate Loans (cost $870,149,303)						862,621,595

FOREIGN GOVERNMENT OBLIGATIONS 3.85%

Angola 0.23%
Angolan Government International Bonds(d)	9.375%		5/8/2048		63,270,000	46,838,781

Argentina 0.16%
Argentina Government International Bonds(d)	0.75%	(l)	7/9/2030		112,506,166	32,270,385

Brazil 0.20%
Brazil Notas do Tesouro Nacional(e)	10.00%		1/1/2029	BRL	214,000,000	40,682,319

Colombia 0.15%
Colombia Government International Bonds(d)	8.00%		4/20/2033		$31,633,000	31,289,245

Costa Rica 0.26%
Costa Rica Government International Bonds†(d)	7.158%		3/12/2045		54,766,000	53,003,026

Dominican Republic 0.33%
Dominican Republic International Bonds†(d)	6.00%		2/22/2033		76,808,000	68,014,248

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Ecuador 0.15%
Ecuador Government International Bonds†(d)	6.00%	(l)	7/31/2030		$61,961,479	$31,811,067

El Salvador 0.20%
El Salvador Government International Bonds(d)	8.625%		2/28/2029		50,110,000	41,109,367

Gabon 0.08%
Gabon Government International Bonds(d)	6.95%		6/16/2025		8,745,000	7,826,775
Gabon Government International Bonds(d)	6.95%		6/16/2025		9,115,000	8,157,925
Total						15,984,700

Jordan 0.19%
Jordan Government International Bonds†(d)	7.50%		1/13/2029		40,699,000	39,847,577

Mexico 0.32%
Mexico Bonos(e)	7.50%		5/26/2033	MXN	1,367,800,000	66,713,950

Senegal 0.20%
Senegal Government International Bonds†(d)	6.25%		5/23/2033		$50,482,000	40,596,615

Serbia 0.20%
Serbia International Bonds†(d)	6.25%		5/26/2028		42,356,000	41,584,909

South Africa 0.23%
Republic of South Africa Government International Bonds(d)	4.30%		10/12/2028		54,117,000	46,945,632

Sri Lanka 0.11%
Sri Lanka Government International Bonds†(d)(f)	5.875%		7/25/2022		45,243,000	22,214,980

Turkey 0.63%
Turkey Government International Bonds(d)	5.125%		2/17/2028		112,768,000	100,854,061
Turkey Government International Bonds(d)	9.375%		3/14/2029		27,200,000	27,941,744
Total						128,795,805

Uruguay 0.21%
Uruguay Government International Bonds(e)	9.75%		7/20/2033	UYU	1,645,058,743	43,156,009
Total Foreign Government Obligations (cost $845,179,579)						790,858,615

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 10.78%
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052		$43,774,061	41,731,006
Federal National Mortgage Association	5.00%		7/1/2052		59,188,055	56,492,789
Government National Mortgage Association(m)	3.00%		TBA		148,709,000	126,077,348
Government National Mortgage Association(m)	3.50%		TBA		65,450,000	57,345,450

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Government National Mortgage Association(m)	4.00%		TBA	$118,032,000	$106,427,056
Government National Mortgage Association(m)	4.50%		TBA	117,633,000	108,729,839
Government National Mortgage Association(m)	5.00%		TBA	347,956,000	329,809,870
Government National Mortgage Association(m)	5.50%		TBA	177,570,000	172,319,198
Government National Mortgage Association(m)	6.00%		TBA	229,740,000	227,525,126
Government National Mortgage Association(m)	6.50%		TBA	95,395,000	95,879,428
Uniform Mortgage-Backed Security(m)	4.00%		TBA	155,322,000	138,361,875
Uniform Mortgage-Backed Security(m)	4.50%		TBA	79,396,000	72,913,356
Uniform Mortgage-Backed Security(m)	5.00%		TBA	26,639,000	25,931,402
Uniform Mortgage-Backed Security(m)	5.50%		TBA	258,890,000	251,903,691
Uniform Mortgage-Backed Security(m)	6.00%		TBA	266,435,000	264,177,633
Uniform Mortgage-Backed Security(m)	6.50%		TBA	140,311,000	140,922,794
Total Government Sponsored Enterprises Pass-Throughs (cost $2,246,998,479)					2,216,547,861

MUNICIPAL BONDS 0.35%

Government 0.10%
Foothill-Eastern Transportation Corridor Agency CA	4.094%		1/15/2049	26,814,000	20,528,691

Miscellaneous 0.17%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	17,645,000	18,842,035
New York City Industrial Development Agency NY†	11.00%		3/1/2029	15,138,000	17,194,617
Total					36,036,652

Tax Revenue 0.08%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(f)	7.00%		7/1/2045	22,085,000	15,987,451
Total Municipal Bonds (cost $88,646,607)					72,552,794

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.90%
BBCMS Mortgage Trust Series 2019-BWAY Class A†	6.403% (1 mo. USD Term SOFR + 1.07%)	#	11/15/2034	24,790,000	19,214,129
Benchmark Mortgage Trust Series 2019-B12 Class WMA†	4.388%	#(n)	8/15/2052	17,436,000	12,642,448
BHMS Mortgage Trust Series 2018-ATLS Class A†	6.879% (1 mo. USD Term SOFR + 1.55%)	#	7/15/2035	59,340,000	58,636,946
BMO Mortgage Trust Series 2023-C5 Class A5	5.765%		6/15/2056	14,190,000	14,064,692

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	$14,051,000	$11,450,413
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	6.147% (1 mo. USD Term SOFR + 0.81%)	#	9/15/2036	27,805,000	27,087,425
BX Trust Series 2021-ARIA Class A†	6.346% (1 mo. USD Term SOFR + 1.01%)	#	10/15/2036	12,340,000	12,049,752
BX Trust Series 2022-PSB Class A†	7.783% (1 mo. USD Term SOFR + 2.45%)	#	8/15/2039	21,182,707	21,203,360
CF Trust Series 2019-BOSS Class A1†	8.63% (1 mo. USD Term SOFR + 3.30%)	#	12/15/2024	18,050,000	17,258,109
CIM Trust Series 2020-J1 Class A2†	2.50%	#(n)	7/25/2050	8,753,828	6,725,531
CIM Trust Series 2021-J1 Class A1†	2.50%	#(n)	3/25/2051	9,416,563	7,152,633
Citigroup Mortgage Loan Trust, Inc. Series 2021-INV2 Class A3A†	2.50%	#(n)	5/25/2051	43,538,835	33,152,546
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(n)	11/27/2051	63,622,192	50,512,127
COMM Mortgage Trust Series 2014-UBS5 Class AM	4.193%	#(n)	9/10/2047	17,756,000	17,150,229
Credit Suisse Mortgage Capital Certificates Trust Series 2022-MARK Class B†	8.777% (1 mo. USD Term SOFR + 3.44%)	#	6/15/2039	9,900,000	9,764,693
CS Master Trust Series 2021-BLUF Class A†	9.622% (1 mo. USD Term SOFR + 4.29%)	#	4/15/2023(o)	19,335,000	18,641,409	(c)
CSMC Trust Series 2021-BPNY Class A†	9.162% (1 mo. USD Term SOFR + 3.83%)	#	8/15/2026	38,040,000	33,095,036
CSMC Trust Series 2021-BRIT Class A†	8.906% (1 mo. USD Term SOFR + 3.57%)	#	5/15/2026	51,195,393	45,887,459
Federal Home Loan Mortgage Corp. STACR REMIC Notes Series 2023-DNA2 Class M1A†	7.415% (30 day USD SOFR Average + 2.10%)	#	4/25/2043	22,356,805	22,590,120
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2020-DNA1 Class B1†	7.729% (30 day USD SOFR Average + 2.41%)	#	1/25/2050	10,710,000	10,779,941

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2020-DNA2 Class B1†	7.929% (30 day USD SOFR Average + 2.61%)	#	2/25/2050	$12,505,000	$12,570,224
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2021-HQA3 Class M1†	6.165% (30 day USD SOFR Average + 0.85%)	#	9/25/2041	12,479,660	12,214,594
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA2 Class M1B†	7.715% (30 day USD SOFR Average + 2.40%)	#	2/25/2042	16,065,000	16,177,085
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA4 Class M1B†	8.665% (30 day USD SOFR Average + 3.35%)	#	5/25/2042	940,000	976,365
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-DNA5 Class M1B†	9.815% (30 day USD SOFR Average + 4.50%)	#	6/25/2042	11,505,000	12,374,327
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1A†	7.615% (30 day USD SOFR Average + 2.30%)	#	8/25/2042	31,321,183	31,831,518
Federal Home Loan Mortgage Corp. STACR REMIC Trust Series 2022-HQA3 Class M1B†	8.865% (30 day USD SOFR Average + 3.55%)	#	8/25/2042	32,190,000	33,345,473
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2022-HQA2 Class M1B†	9.315% (30 day USD SOFR Average + 4.00%)	#	7/25/2042	7,550,000	7,864,414
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-DNA2 Class M1B†	8.565% (30 day USD SOFR Average + 3.25%)	#	4/25/2043	43,500,000	44,984,290
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	11.315% (30 day USD SOFR Average + 6.00%)	#	12/25/2041	25,930,000	26,215,704
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03 Class 2M2†	9.215% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	17,850,000	18,678,647

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	8.015% (30 day USD SOFR Average + 2.70%)	#	7/25/2043	$9,700,000	$9,774,653
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	9.529% (30 day USD SOFR Average + 4.21%)	#	7/25/2039	19,053,536	19,705,134
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	6.515% (30 day USD SOFR Average + 1.20%)	#	1/25/2042	13,933,934	13,849,248
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R08 Class 1M1†	7.865% (30 day USD SOFR Average + 2.55%)	#	7/25/2042	20,504,741	20,899,629
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	7.715% (30 day USD SOFR Average + 2.40%)	#	12/25/2042	45,910,727	46,724,706
Flagstar Mortgage Trust Series 2021-8INV Class A3†	2.50%	#(n)	9/25/2051	10,700,766	8,128,088
GS Mortgage Securities Corp. Trust Series 2021-ARDN Class C†	7.497% (1 mo. USD Term SOFR + 2.16%)	#	11/15/2036	15,795,000	15,154,206
GS Mortgage Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(n)	6/25/2051	19,281,715	14,646,005
GS Mortgage Securities Corp. Trust Series 2021-PJ5 Class A2†	2.50%	#(n)	10/25/2051	7,011,316	5,325,656
GS Mortgage Securities Corp. Trust Series 2021-RENT Class G†	11.147% (1 mo. USD Term SOFR + 5.81%)	#	11/21/2035	593,847	63,839
GS Mortgage Securities Corp. Trust Series 2021-RSMZ Class MZ†	14.947% (1 mo. USD Term SOFR + 9.61%)	#	6/15/2026	69,790,000	697,900	(c)
GS Mortgage Securities Corp. Trust Series 2022-ECI Class B†	8.276% (1 mo. USD Term SOFR + 2.94%)	#	8/15/2039	23,620,000	23,615,002
GS Mortgage Securities Corp. Trust Series 2023-FUN Class A†	7.424% (1 mo. USD Term SOFR + 2.09%)	#	3/15/2028	41,970,000	41,640,733
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ6 Class A8†	2.50%	#(n)	11/25/2051	15,391,527	13,034,613
GS Mortgage-Backed Securities Trust Series 2021-PJ6 Class A2†	2.50%	#(n)	11/25/2051	22,149,962	16,824,668

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2021-PJ7 Class A2†	2.50%	#(n)	1/25/2052	$14,351,830	$10,901,363
Hilton Orlando Trust Series 2018-ORL Class A†	6.399% (1 mo. USD Term SOFR + 1.07%)	#	12/15/2034	13,143,000	13,017,310
HPLY Trust Series 2019-HIT Class A†	6.443% (1 mo. USD Term SOFR + 1.11%)	#	11/15/2036	17,614,529	17,480,799
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class B†	6.439% (1 mo. USD Term SOFR + 1.11%)	#	4/15/2037	36,981,470	33,738,480
JPMorgan Mortgage Trust Series 2020-7 Class A3†	3.00%	#(n)	1/25/2051	9,277,873	7,389,169
JPMorgan Mortgage Trust Series 2021-12 Class A3†	2.50%	#(n)	2/25/2052	11,410,183	8,666,947
JPMorgan Mortgage Trust Series 2021-7 Class A3†	2.50%	#(n)	11/25/2051	7,753,281	5,889,237
JPMorgan Mortgage Trust Series 2021- INV5 Class A2†	3.00%	#(n)	12/25/2051	9,659,175	7,738,070
JPMorgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(n)	5/25/2052	40,153,921	31,979,755
JPMorgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(n)	10/25/2052	17,456,423	13,815,861
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	12.148% (1 mo. USD Term SOFR + 6.81%)	#	8/15/2033	41,665,000	36,587,078
Life Mortgage Trust Series 2022-BMR2 Class A1†	6.627% (1 mo. USD Term SOFR + 1.30%)	#	5/15/2039	29,175,000	28,690,039
SHOW Trust Series 2022-BIZ Class A†	8.314% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	81,900,000	82,103,894
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,331,365,203)					1,214,373,721

	Dividend Rate			Shares

PREFERRED STOCKS 0.07%

Transportation Infrastructure
ACBL Holdings Corp.	Zero Coupon			118,991	2,796,288
ACBL Holdings Corp.	Zero Coupon			205,069	11,278,795
Total Preferred Stocks (cost $8,101,500)					14,075,083

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Exercise Price	Expiration Date	Shares	Fair Value
RIGHTS 0.00%

Cosmetics/Personal Care
Revlon, Inc.* (cost $591,989)	Zero Coupon	12/31/2099	1,798,428	$2
Total Long-Term Investments (cost $24,050,474,921)				22,627,102,268

			Principal Amount

SHORT-TERM INVESTMENTS 0.83%

REPURCHASE AGREEMENTS 0.83%
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $178,042,700 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $174,895,503; proceeds: $171,506,099 (cost $171,466,090)			$171,466,090	171,466,090
Total Investments in Securities 110.85% (cost $24,221,941,011)				22,798,568,358
Other Assets and Liabilities – Net(p) (10.85)%				(2,231,939,455)
Net Assets 100.00%				$20,566,628,903

BRL	Brazilian Real.
EUR	Euro.
GBP	British Pound.
MXN	Mexican Peso.
UYU	Uruguayan Peso.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $11,587,722,186, which represents 56.34% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Interest Rate to be determined.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

September 30, 2023

(d)	Foreign security traded in U.S. dollars.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Defaulted (non-income producing security).
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Amount is less than $1.
(j)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2023.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Step Bond – Security with a predetermined schedule of interest rate changes.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Maturity date has passed. As of September 30, 2023, an extension is available to June 15, 2024.
(p)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at September 30, 2023:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$29,848,102	$1,391,336	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	60,151,898	2,801,009
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000	1,185,726
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$5,378,071

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	$128,000,000		$(233,987)

(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $1,253,192, which Includes upfront payment of $138,144. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2023

Forward Foreign Currency Exchange Contracts at September 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Goldman Sachs	12/13/2023	16,670,000	$17,566,903	$17,680,910	$114,007
British pound	Sell	Toronto Dominion Bank	12/8/2023	67,678,000	84,642,235	82,606,163	2,036,072
Canadian dollar	Sell	J.P. Morgan	11/20/2023	13,552,000	10,112,247	9,984,156	128,091
Canadian dollar	Sell	Morgan Stanley	11/20/2023	26,533,000	20,209,091	19,547,640	661,451
Canadian dollar	Sell	Morgan Stanley	11/20/2023	13,742,000	10,306,062	10,124,135	181,927
Canadian dollar	Sell	State Street Bank and Trust	11/20/2023	8,000,000	5,920,888	5,893,835	27,053
Euro	Sell	Morgan Stanley	12/13/2023	4,635,000	4,960,264	4,916,078	44,186
Euro	Sell	Toronto Dominion Bank	12/13/2023	144,100,000	155,537,938	152,838,576	2,699,362
Swiss franc	Sell	Morgan Stanley	11/22/2023	18,512,000	21,286,906	20,331,929	954,977
Swiss franc	Sell	Morgan Stanley	11/22/2023	1,156,000	1,297,131	1,269,647	27,484
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$6,874,610

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	12/13/2023	9,311,000	$9,890,384	$9,875,642	$(14,742)

Futures Contracts at September 30, 2023:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2023	23,542	Short	$(2,584,329,800)	$(2,544,007,375)	$40,322,425
U.S. 10-Year Ultra Treasury Bond	December 2023	1,203	Short	(134,481,768)	(134,209,688)	272,080
U.S. 2-Year Treasury Note	December 2023	7,548	Short	(1,530,236,689)	(1,530,062,160)	174,529
U.S. Long Bond	December 2023	377	Short	(45,180,505)	(42,895,531)	2,284,974
U.S. Ultra Treasury Bond	December 2023	2,855	Short	(353,285,181)	(338,852,813)	14,432,368
Total Unrealized Appreciation on Futures Contracts						$57,486,376

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2023	8,082	Long	$863,275,532	$851,514,469	$(11,761,063)

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

September 30, 2023

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$552,557,338	$25,513,625		$578,070,963
Remaining Industries	–	396,288,444	–		396,288,444
Common Stocks
Automobile Components	–	7,641,079	–		7,641,079
Electric-Generation	–	9,135	–		9,135
Miscellaneous Financials	–	7,228,840	–		7,228,840
Personal Care Products	–	12,560,985	–		12,560,985
Specialty Retail	46,432,564	5,370,713	–		51,803,277
Textiles, Apparel & Luxury Goods	23,480,596	61,733,213	–		85,213,809
Transportation Infrastructure	–	–	2,020,365		2,020,365
Remaining Industries	1,437,723,203	–	–		1,437,723,203
Corporate Bonds
Banks	–	826,854,512	1		826,854,513
Diversified Financial Services	–	316,434,730	–	(3)	316,434,730
Mining	–	315,908,378	–	(4)	315,908,378
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	13,418,314,876	–		13,418,314,876
Floating Rate Loans
Personal & Household Products	–	–	101,279		101,279
Remaining Industries	–	862,520,316	–		862,520,316
Foreign Government Obligations	–	790,858,615	–		790,858,615
Government Sponsored Enterprises Pass-Throughs	–	2,216,547,861	–		2,216,547,861
Municipal Bonds	–	72,552,794	–		72,552,794
Non-Agency Commercial Mortgage-Backed Securities	–	1,195,034,412	19,339,309		1,214,373,721
Preferred Stocks	–	14,075,083	–		14,075,083
Rights	–	2	–		2
Short-Term Investments
Repurchase Agreements	–	171,466,090	–		171,466,090
Total	$1,507,636,363	$21,243,957,416	$46,974,579		$22,798,568,358

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

September 30, 2023

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$5,378,071	$–	$5,378,071
Liabilities	–	(233,987)	–	(233,987)
Forward Foreign Currency Exchange Contracts
Assets	–	6,874,610	–	6,874,610
Liabilities	–	(14,742)	–	(14,742)
Futures Contracts
Assets	57,486,376	–	–	57,486,376
Liabilities	(11,761,063)	–	–	(11,761,063)
Total	$45,725,313	$12,003,952	$–	$57,729,265

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount less than $1.
(4)	Includes securities with zero market value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	41

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity,

42

Notes to Schedule of Investments (unaudited)(continued)

inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

43

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2023, the Fund did not have any securities on loan.

44

QPHR-BOND-3Q

(11/23)